CONDENSED BALANCE SHEETS (Q1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 15,055	$ 22,339	$ 93,599
Prepaid expenses	118,317	50,892	568,058
Total current assets	133,372	73,231	661,657
Cash and investments held in Trust Account	10,683,049	487,268,822	483,012,312
Total Assets	10,816,421	487,342,053	483,721,052
Current liabilities:
Accounts payable	350,547	153,571	73,405
Accrued expenses	2,595,834	899,845	90,287
Accrued expenses - related party	180,000	120,000
Total current liabilities	3,126,381	1,173,416	163,692
Deferred legal fees	250,000	250,000	250,000
Deferred underwriting commissions	16,905,000	16,905,000	16,905,000
Convertible working capital loan - related party	750,000	500,000
Derivative warrant liabilities	2,592,068	536,300	14,301,100
Total liabilities	23,623,449	19,364,716	31,619,792
Commitments and Contingencies
Class A ordinary shares; 918,402 and 48,300,000 shares subject to possible redemption at $11.52 and $10.09 per share at March 31, 2023 and December 31, 2022, respectively	10,583,049	487,168,822	483,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at March 31, 2023 and December 31, 2022, respectively	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(23,391,285)	(19,192,693)	(30,899,948)
Total shareholders' deficit	(23,390,077)	(19,191,485)	(30,898,740)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	10,816,421	487,342,053	483,721,052
Common Class A [Member]
Shareholders' Deficit:
Ordinary shares	0	0	0
Common Class B [Member]
Shareholders' Deficit:
Ordinary shares	$ 1,208	$ 1,208	$ 1,208